Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

(5) Intangible Assets

Intangible assets consisted of the following:

Description	March 31, 2021	December 31, 2020
Indefinite lived intangible assets:
Goodwill	$109,983	$109,983
Total indefinite lived intangible assets	$109,983	$109,983

Finite lived intangible assets consisted of the following:
Other intangible assets:
Trademarks	$103,258	$103,258
Software	504,314	504,314
Customer list	855,073	855,073
Non-compete	858	858
Total other intangible assets	$1,463,503	$1,463,503
Accumulated amortization	(562,929)	(472,944)
Total other intangible assets, net	$900,574	$990,559

Amortization expense on intangible assets totaled $89,985 and $67,190 for the three months ended March 31, 2021 and 2020, respectively.

Future amortization schedule for intangible assets is as follows:

2021 (April-December)	$269,952
2022	359,936
2023	270,686
Total	$900,574

(5) Intangible Assets

Intangible assets consisted of the following:

Description	December 31, 2020	December 31, 2019
Indefinite lived intangible assets:
Goodwill	$109,983	$108,707
Total indefinite lived intangible assets	$109,983	$108,707

Finite lived intangible assets consisted of the following:
Other intangible assets:
Trademarks	$103,258	$52,699
Software	504,314	252,423
Customer list	855,073	459,657
Non-compete	858	-
Total other intangible assets	$1,463,503	$764,779
Accumulated amortization	(472,944)	(135,803)
Total other intangible assets, net	$990,559	$628,976

Amortization expense on intangible assets totaled $337,141 and $135,803 for the year ended December 31, 2020 and the period from March 28, 2019 (date of inception) through December 31, 2019, respectively. See also note 13.

Future amortization schedule for intangible assets is as follows:

2021	$360,445
2022	360,445
2023	269,669
Total	$990,559